ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,697,926	$ 4,380,328	$ 1,671,230	$ 13,070,987
Prepaid expenses and other current assets	527,700	490,355
Total current assets	8,329,069	4,988,395
Investments in subsidiaries	168,610	0
Total assets	9,012,252	5,629,925
Liabilities and shareholders' deficit
Accrued expenses and other current liabilities	5,689,608	5,980,164
Total current liabilities	14,335,564	9,765,666
Shareholders' deficit:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,763,360,860 and 4,771,610,860 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	238,533	238,120
Additional paid-in capital	184,904,855	184,538,349
Accumulated deficit	(189,147,067)	(187,095,885)
Accumulated other comprehensive loss	(1,480,181)	(1,816,325)
Total shareholders' deficit	(5,483,860)	(4,135,741)	53,162	33,566,546
Total liabilities and deficit	9,012,252	5,629,925
Ku6 Media Co., Ltd.
Current assets:
Cash and cash equivalents	91,256	341,320	$ 56,999	$ 5,219,295
Prepaid expenses and other current assets	188,170	195,049
Amount due from related parties		627
Total current assets	279,426	536,996
Investments in subsidiaries	16,965,440	19,690,895
Total assets	17,244,866	20,227,891
Liabilities and shareholders' deficit
Accrued expenses and other current liabilities	623,701	541,961
Amounts due to subsidiaries and variable interest entities	22,105,025	23,821,671
Total current liabilities	22,728,726	24,363,632
Shareholders' deficit:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,763,360,860 and 4,771,610,860 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	238,533	238,120
Additional paid-in capital	184,904,855	184,538,349
Accumulated deficit	(189,147,067)	(187,095,885)
Accumulated other comprehensive loss	(1,480,181)	(1,816,325)
Total shareholders' deficit	(5,483,860)	(4,135,741)
Total liabilities and deficit	$ 17,244,866	$ 20,227,891